Fair Value Long-term Debt, Other Temporary Investments, Nuclear Trusts (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017
Book Values and Fair Values of Long - term Debt
Total Long-term Debt Outstanding	$ 26,725.5		$ 23,346.7
Long-term Debt, Fair Value	30,172.0		24,093.9
Other Temporary Investments
Cost	367.1		355.0
Gross Unrealized Gains	21.4		16.4
Gross Unrealized Losses	0.0		(2.3)
Fair Value	388.5		369.1
Debt and Equity Securities Within Other Temporary Investments
Proceeds From Investment Sales	21.2		0.0	$ 0.0
Purchases of Investments	45.0		3.1	14.2
Gross Realized Gains on Investment Sales	0.0		0.0	0.0
Gross Realized Losses on Investment Sales	0.4		0.0	0.0
Nuclear Trust Fund Investments
Fair Value	2,975.7		2,474.9
Contractual Maturities, Fair Value of Debt Securities
Fair Value	2,975.7		2,474.9
Spent Nuclear Fuel and Decommissioning Trusts [Member]
Nuclear Trust Fund Investments
Gross Unrealized Gains	1,205.9		794.7
Other-Than-Temporary Impairments	(7.9)		(9.2)
Securities Activity Within the Decommissioning and SNF Trusts
Proceeds from Investment Sales	1,473.0		2,010.0	2,256.3
Purchases of Investments	1,531.0		2,064.7	2,300.5
Gross Realized Gains on Investment Sales	76.5		47.5	200.7
Gross Realized Losses on Investment Sales	24.3		32.8	146.0
Contractual Maturities, Fair Value of Debt Securities
Within 1 year	371.0
After 1 year through 5 years	386.2
After 5 years through 10 years	217.3
After 10 years	218.0
Fair Value Measurements (Textuals)
Adjusted Cost of Debt Securities	1,100.0		1,000.0
Adjusted Cost of Domestic Equity Securities	623.0		629.0
AEP Texas Inc. [Member]
Book Values and Fair Values of Long - term Debt
Total Long-term Debt Outstanding	4,558.4		3,881.3
Long-term Debt, Fair Value	4,981.5		3,964.6
AEP Transmission Co [Member]
Book Values and Fair Values of Long - term Debt
Total Long-term Debt Outstanding	3,427.3		2,823.0
Long-term Debt, Fair Value	3,868.0		2,782.4
Appalachian Power Co [Member]
Book Values and Fair Values of Long - term Debt
Total Long-term Debt Outstanding	4,363.8		4,062.6
Long-term Debt, Fair Value	5,253.1		4,473.3
Indiana Michigan Power Co [Member]
Book Values and Fair Values of Long - term Debt
Total Long-term Debt Outstanding	3,050.2		3,035.4
Long-term Debt, Fair Value	3,453.8		3,070.2
Nuclear Trust Fund Investments
Fair Value	2,975.7		2,474.9
Contractual Maturities, Fair Value of Debt Securities
Fair Value	2,975.7		2,474.9
Indiana Michigan Power Co [Member] | Spent Nuclear Fuel and Decommissioning Trusts [Member]
Nuclear Trust Fund Investments
Gross Unrealized Gains	1,205.9		794.7
Other-Than-Temporary Impairments	(7.9)		(9.2)
Securities Activity Within the Decommissioning and SNF Trusts
Proceeds from Investment Sales	1,473.0		2,010.0	2,256.3
Purchases of Investments	1,531.0		2,064.7	2,300.5
Gross Realized Gains on Investment Sales	76.5		47.5	200.7
Gross Realized Losses on Investment Sales	24.3		32.8	$ 146.0
Contractual Maturities, Fair Value of Debt Securities
Within 1 year	371.0
After 1 year through 5 years	386.2
After 5 years through 10 years	217.3
After 10 years	218.0
Fair Value Measurements (Textuals)
Adjusted Cost of Debt Securities	1,100.0		1,000.0
Adjusted Cost of Domestic Equity Securities	623.0		629.0
Ohio Power Co [Member]
Book Values and Fair Values of Long - term Debt
Total Long-term Debt Outstanding	2,082.0		1,716.6
Long-term Debt, Fair Value	2,554.3		1,919.7
Public Service Co Of Oklahoma [Member]
Book Values and Fair Values of Long - term Debt
Total Long-term Debt Outstanding	1,386.2		1,287.0
Long-term Debt, Fair Value	1,603.3		1,361.9
Southwestern Electric Power Co [Member]
Book Values and Fair Values of Long - term Debt
Total Long-term Debt Outstanding	2,655.6		2,713.4
Long-term Debt, Fair Value	2,927.9		2,670.2
Cash [Member]
Other Temporary Investments
Cost	214.7		230.6
Gross Unrealized Gains	0.0		0.0
Gross Unrealized Losses	0.0		0.0
Fair Value	214.7		230.6
Fixed Income Funds [Member]
Nuclear Trust Fund Investments
Fair Value	1,192.5		1,057.1
Contractual Maturities, Fair Value of Debt Securities
Fair Value	1,192.5		1,057.1
Fixed Income Funds [Member] | Spent Nuclear Fuel and Decommissioning Trusts [Member]
Nuclear Trust Fund Investments
Gross Unrealized Gains	61.5		28.4
Other-Than-Temporary Impairments	(7.9)		(9.2)
Fixed Income Funds [Member] | Indiana Michigan Power Co [Member]
Nuclear Trust Fund Investments
Fair Value	1,192.5		1,057.1
Contractual Maturities, Fair Value of Debt Securities
Fair Value	1,192.5		1,057.1
Fixed Income Funds [Member] | Indiana Michigan Power Co [Member] | Spent Nuclear Fuel and Decommissioning Trusts [Member]
Nuclear Trust Fund Investments
Gross Unrealized Gains	61.5		28.4
Other-Than-Temporary Impairments	(7.9)		(9.2)
Mutual Funds Fixed Income [Member]
Other Temporary Investments
Cost	123.2		106.6
Gross Unrealized Gains	0.1		0.0
Gross Unrealized Losses	0.0		(2.3)
Fair Value	123.3		104.3
Domestic [Member]
Nuclear Trust Fund Investments
Fair Value	1,767.9		1,395.3
Contractual Maturities, Fair Value of Debt Securities
Fair Value	1,767.9		1,395.3
Domestic [Member] | Spent Nuclear Fuel and Decommissioning Trusts [Member]
Unrealized Gain on Securities	1,100.0		784.0
Unrealized Loss on Securities	5.0		18.0
Nuclear Trust Fund Investments
Gross Unrealized Gains	1,144.4		766.3
Other-Than-Temporary Impairments	0.0		0.0
Domestic [Member] | Indiana Michigan Power Co [Member]
Nuclear Trust Fund Investments
Fair Value	1,767.9		1,395.3
Contractual Maturities, Fair Value of Debt Securities
Fair Value	1,767.9		1,395.3
Domestic [Member] | Indiana Michigan Power Co [Member] | Spent Nuclear Fuel and Decommissioning Trusts [Member]
Unrealized Gain on Securities	1,100.0		784.0
Unrealized Loss on Securities	5.0		18.0
Nuclear Trust Fund Investments
Gross Unrealized Gains	1,144.4	[1]	766.3
Other-Than-Temporary Impairments	0.0	[1]	0.0
Mutual Funds Equity [Member]
Other Temporary Investments
Cost	29.2		17.8
Gross Unrealized Gains	21.3		16.4
Gross Unrealized Losses	0.0		0.0
Fair Value	50.5		34.2
Cash and Cash Equivalents [Member]
Nuclear Trust Fund Investments
Fair Value	15.3		22.5
Contractual Maturities, Fair Value of Debt Securities
Fair Value	15.3		22.5
Cash and Cash Equivalents [Member] | Spent Nuclear Fuel and Decommissioning Trusts [Member]
Nuclear Trust Fund Investments
Gross Unrealized Gains	0.0		0.0
Other-Than-Temporary Impairments	0.0		0.0
Cash and Cash Equivalents [Member] | Indiana Michigan Power Co [Member]
Nuclear Trust Fund Investments
Fair Value	15.3		22.5
Contractual Maturities, Fair Value of Debt Securities
Fair Value	15.3		22.5
Cash and Cash Equivalents [Member] | Indiana Michigan Power Co [Member] | Spent Nuclear Fuel and Decommissioning Trusts [Member]
Nuclear Trust Fund Investments
Gross Unrealized Gains	0.0		0.0
Other-Than-Temporary Impairments	0.0		0.0
US Government Agencies Debt Securities [Member]
Nuclear Trust Fund Investments
Fair Value	1,112.5		996.1
Contractual Maturities, Fair Value of Debt Securities
Fair Value	1,112.5		996.1
US Government Agencies Debt Securities [Member] | Spent Nuclear Fuel and Decommissioning Trusts [Member]
Nuclear Trust Fund Investments
Gross Unrealized Gains	55.5		26.7
Other-Than-Temporary Impairments	(6.1)		(7.1)
US Government Agencies Debt Securities [Member] | Indiana Michigan Power Co [Member]
Nuclear Trust Fund Investments
Fair Value	1,112.5		996.1
Contractual Maturities, Fair Value of Debt Securities
Fair Value	1,112.5		996.1
US Government Agencies Debt Securities [Member] | Indiana Michigan Power Co [Member] | Spent Nuclear Fuel and Decommissioning Trusts [Member]
Nuclear Trust Fund Investments
Gross Unrealized Gains	55.5		26.7
Other-Than-Temporary Impairments	(6.1)		(7.1)
Corporate Debt [Member]
Nuclear Trust Fund Investments
Fair Value	72.4		52.4
Contractual Maturities, Fair Value of Debt Securities
Fair Value	72.4		52.4
Corporate Debt [Member] | Spent Nuclear Fuel and Decommissioning Trusts [Member]
Nuclear Trust Fund Investments
Gross Unrealized Gains	5.3		1.1
Other-Than-Temporary Impairments	(1.6)		(1.9)
Corporate Debt [Member] | Indiana Michigan Power Co [Member]
Nuclear Trust Fund Investments
Fair Value	72.4		52.4
Contractual Maturities, Fair Value of Debt Securities
Fair Value	72.4		52.4
Corporate Debt [Member] | Indiana Michigan Power Co [Member] | Spent Nuclear Fuel and Decommissioning Trusts [Member]
Nuclear Trust Fund Investments
Gross Unrealized Gains	5.3		1.1
Other-Than-Temporary Impairments	(1.6)		(1.9)
State and Local Jurisdiction [Member]
Nuclear Trust Fund Investments
Fair Value	7.6		8.6
Contractual Maturities, Fair Value of Debt Securities
Fair Value	7.6		8.6
State and Local Jurisdiction [Member] | Spent Nuclear Fuel and Decommissioning Trusts [Member]
Nuclear Trust Fund Investments
Gross Unrealized Gains	0.7		0.6
Other-Than-Temporary Impairments	(0.2)		(0.2)
State and Local Jurisdiction [Member] | Indiana Michigan Power Co [Member]
Nuclear Trust Fund Investments
Fair Value	7.6		8.6
Contractual Maturities, Fair Value of Debt Securities
Fair Value	7.6		8.6
State and Local Jurisdiction [Member] | Indiana Michigan Power Co [Member] | Spent Nuclear Fuel and Decommissioning Trusts [Member]
Nuclear Trust Fund Investments
Gross Unrealized Gains	0.7		0.6
Other-Than-Temporary Impairments	(0.2)		$ (0.2)
Equity units [Member]
Book Values and Fair Values of Long - term Debt
Long-term Debt, Fair Value	$ 871.0

[1]
Amount reported as Gross Unrealized Gains includes unrealized gains of $1.1 billion and $784 million and unrealized losses of $5 million and $18 million as of December 31, 2019 and 2018, respectively. AEP adopted ASU 2016-01 during the first quarter of 2018 by means of a modified retrospective approach. Due to the adoption of the ASU, Other-Than-Temporary Impairments are no longer applicable to Equity Securities with readily determinable fair values.